Shareholder Report, Holdings (Details)	Dec. 31, 2024
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 1 | U.S. Treasury08/15/2043 4.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 1 | U.S. Treasury05/15/2047 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 1 | U.S. Treasury02/15/2048 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 1 | U.S. Treasury05/15/2052 2.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 1 | U.S. Treasury02/15/2039 3.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 1 | U.S. Treasury02/15/2036 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 1 | U.S. Treasury05/15/2038 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 1 | U.S. Treasury05/15/2041 4.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 1 | U.S. Treasury02/15/2040 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 1 | AT&T, Inc.12/01/2057 3.800% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 1 | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.30%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 1 | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 1 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 1 | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 1 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 1 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 1 | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 1 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 2 | U.S. Treasury08/15/2043 4.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 2 | U.S. Treasury05/15/2047 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 2 | U.S. Treasury02/15/2048 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 2 | U.S. Treasury05/15/2052 2.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 2 | U.S. Treasury02/15/2039 3.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 2 | U.S. Treasury02/15/2036 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 2 | U.S. Treasury05/15/2038 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 2 | U.S. Treasury05/15/2041 4.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 2 | U.S. Treasury02/15/2040 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 2 | AT&T, Inc.12/01/2057 3.800% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 2 | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.30%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 2 | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 2 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 2 | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 2 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 2 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 2 | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 2 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%